Accounts Receivable, net	9 Months Ended
Sep. 30, 2020
Accounts Receivable, net
Accounts receivable, net

3. Accounts Receivable, net

Accounts receivable, net, consisted of the following:

	As of December 31,	As of September 30,
	2019	2020
	US$	US$

Accounts receivable	29,028,826	31,044,944
Allowance for doubtful accounts:
Balance at beginning of the year/period	(1,286,120)	(1,774,192)
Additions charged to bad debt expense	(4,104,458)	(322,361)
Write-off	3,616,076	141,266
Foreign exchange effect	310	(6,441)
Balance at end of the year/period	(1,774,192)	(1,961,728)
Accounts receivable, net	27,254,634	29,083,216